Lease Vehicles, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Vehicles, Net
Vehicles		$ 629	$ 1,083
Less: accumulated depreciation		(456)	(639)
Total Lease Vehicles, net	$ 58	$ 173	$ 444